Summary of Significant Accounting Policies - Schedule of Class of Assets Measured at Fair Value (Details) - SGD ($)	Mar. 31, 2026	Mar. 31, 2025
At fair value through profit or loss
Investment Funds	$ 14,604,646	$ 3,448,147
Quoted prices in active markets for identical instruments (Level 1) [Member]
At fair value through profit or loss
Investment Funds
Significant observable input other than quoted prices (Level 2) [Member]
At fair value through profit or loss
Investment Funds	14,604,646	3,448,147
Significant unobservable inputs (Level 3) [Member]
At fair value through profit or loss
Investment Funds